Related Party Transactions (Details Narrative) - USD ($)				12 Months Ended
	Dec. 15, 2020	Jul. 17, 2020	Jul. 15, 2020	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Due to related party					$ 83,995	$ 6,514
Due from related party				$ 65,179
Number of shares issued				35,109,231
Founders, Officers and Board Members [Member]
Number of shares issued				100,622,845
VitaNova Partners, LLC. [Member]
Professional fees	$ 19,000		$ 456,000
Monthly installments			$ 38,000
Number of shares issued		55,612,837		55,612,837
VitaNova Partners [Member]
Ownership percentage				28.75%	22.50%	28.75%